Note 9 - Finance Income and Expense - Finance Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Interest received	$ 4	$ 9	$ 13
Related party loan interest payable	1,588	1,636	171
Convertible loan notes and preference shares interest payable	1,284	1,220	358
Financing agreement finance cost payable	206	217
Debtor invoice finance cost payable	164
Finance lease interest payable	1	55
Bank interest payable		17	5
Foreign exchange losses		93	2
Other finance costs		157	58
Total	$ 3,243	$ 3,395	$ 600